Net (Loss) Income per Share - Narrative (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Dilutive restricted stock awards and units (in shares)	0	54,000	58,000	72,000	93,000
Restricted Stock | 2017 Equity Plan
Class of Stock [Line Items]
Antidilutive securities excluded from the computation of EPS (in shares)			333,147
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Common stock issues to employees and directors, unvested (in shares)			166,547
Restricted Stock Units (RSUs) | 2017 Equity Plan
Class of Stock [Line Items]
Common stock issues to employees and directors, unvested (in shares)			499,694	669,169	756,063	828,402
Dilutive restricted stock awards and units (in shares)			58,482